Short-Term Debts (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Short-Term Debts [Abstract]
Schedule of Short-Term Debts	Short-term debts consist of the following:
Bank	Annual Interest Rate	Maturity		As of March 31, 2024	As of September 30, 2023
				USD	USD
Higashi-Nippon Bank	1.40%	29/12/2023	25/12/2024	98,532	—
				98,532	—
Short-term debts consist of the following:
Bank	Annual Interest Rate	Maturity		As of September 30, 2023	As of September 30, 2022
				USD	USD
Gunma Bank	1.50%	27/06/2022	25/06/2023	—	103,649
				—	103,649